Document and Entity Information	Apr. 28, 2026
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	Avalanche Treasury Corporation
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002092446
Amendment Flag	false